EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 8 –EARNINGS (LOSS) PER SHARE

Earnings (Loss) Per Share – Basic earnings (loss) per share have been calculated based upon the weighted-average number of common shares outstanding. For earning per share computations, unallocated ESOP shares are treated like treasury shares and not considered outstanding. The calculation of diluted weighted-average shares outstanding for the three months ended March 31, 2016 and 2015 excludes 18,020 shares issuable pursuant to outstanding stock options because their effect would be anti-dilutive.

	Three Months Ended
	March 31,
	2016	2015

Net income (loss)	$5,856	$(264,257)

Weighted-average shares outstanding	1,662,105	1,657,227

Income (loss) per common share:
Basic	$0.00	$(0.16)
Diluted	$0.00	$(0.16)

NOTE 22 –EARNINGS (LOSS) PER SHARE

Earnings (Loss) Per Share – Basic earnings (loss) per share have been calculated based upon the weighted-average number of common shares outstanding. For earning per share computations, unallocated ESOP shares are treated like treasury shares and not considered outstanding. The calculation of diluted weighted-average shares outstanding for the year ended December 31, 2015, the twelve months ended December 31, 2014 (unaudited), the six months ended December 31, 2014 and the years ended June 30, 2014 and 2013 excludes 18,020, 20,487, 21,420, 21,420, and 21,420 shares issuable pursuant to outstanding stock options because their effect would be anti-dilutive.

		Twelve Months	Six Months
	Year ended	Ended	Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)

Net income (loss)	$320,614	$325,584	$948,973	$(1,234,576)	$(132,522)

Weighted-average shares outstanding	1,659,349	1,416,798	1,561,623	1,295,518	1,311,500

Income (loss) per common share:
Basic	$0.19	$0.23	$0.61	$(0.95)	$(0.10)
Diluted	$0.19	$0.23	$0.61	$(0.95)	$(0.10)